COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF RIGHT USE OF ASSET	ROU is summarized below:
	June 30, 2021	June 30, 2020
Office lease (24 months)	$48,662	$48,662
Less accumulated amortization	(48,662)	(26,980)
Right-of-use asset, net	$-	$21,682

SCHEDULE OF OPERATING LEASE LIABILITY

Operating Lease liabilities are summarized below:

	June 30, 2021	June 30, 2020
Office lease	$48,662	$48,662
Reduction of lease liability	(48,662)	(23,590)
Long term portion of lease liability	$-	$25,072